OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS

11.	OTHER NON-CURRENT ASSETS

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Zimbabwe lithium deposits (i)	247,420	256,484	35,144
Others	110	—	—

Total	247,530	256,484	35,144

(i) Please refer to Note 20 (b) for more details.